UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class A : FIRAX

This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 120	1.20%
What affected the Fund's performance this period?

•Investors in global real estate securities experienced fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to rate hike concerns but later rallying as hopes for rate cuts in 2024 grew. Market returns were weakened by a broadly stronger U.S. dollar.
•Against this backdrop, stock picks in Japan and the U.K. detracted from the fund's performance versus the benchmark for the fiscal year. By sector, an overweight among real estate development stocks hurt the most.
•The largest individual relative detractor was untimely positioning in Mitsui Fudosan (+56%), a stake we established this period. Outsized exposure to CK Asset Holdings (-30%), one of the fund's largest holdings, and an underweight in Vonovia (+36%) also hurt.
•In contrast, security selection in Asia Pacific ex Japan and Europe ex U.K. contributed to the fund's relative performance. Stock picking in the real estate development industry led the way among relative contributors on a sector basis.
•The top individual relative contributor was timely positioning in Sun Hung Kai Properties (-27%), an investment we established this period. Not owning Wharf Real Estate Investment, an index component that returned -52%, was another plus, as was a non-index stake in Arvida (+26%). This period we decreased our investment in Arvida.
•Notable changes in positioning include increased exposure to France and Australia. By industry, meaningful allocation shifts include decreased exposure to the diversified and integrated telecommunication services industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-5.40%	-1.59%	1.88%
Class A (without 5.75% sales charge)	0.37%	-0.42%	2.48%
FTSE® EPRA℠/NAREIT® Developed ex North America Index	4.45%	-2.64%	0.49%
MSCI EAFE Index	11.46%	7.58%	5.06%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$485,725,289
Number of Holdings	77
Total Advisory Fee	$3,520,499
Portfolio Turnover	84%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	34.6
Industrial REITs	15.7
Residential REITs	11.9
Specialized REITs	11.6
Health Care REITs	5.6
Retail REITs	3.6
Household Durables	2.9
Office REITs	2.0
Diversified REITs	1.5
Others	5.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	4.6
Prologis Inc	4.2
Nomura Real Estate Holdings Inc	3.7
National Storage REIT unit	3.5
Segro PLC	3.2
Advance Residence Investment Corp	2.9
Daiwa Securities Living Investment Corporation	2.9
Ingenia Communities Group unit	2.8
Arena REIT unit	2.7
CK Asset Holdings Ltd	2.6
33.1

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913455.100    1851-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Real Estate Investment Portfolio Fidelity® Real Estate Investment Portfolio : FRESX

This annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Investment Portfolio	$ 73	0.69%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, industry positioning was the primary detractor from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially an underweight among office real estate investment trusts. Subpar security selection in the telecom tower and retail industries hurt as well.
•The biggest individual relative detractor was an outsized stake in SBA Communications (+1%). This period we decreased our position in the stock, though it was still one of the fund's largest holdings this period. Avoiding Simon Property Group, an index component that gained roughly 30%, proved detrimental to performance as well. A larger-than-index position in Mid-America Apartment Communities (-3%) also hurt.
•In contrast, the primary contributor to performance versus the real estate index was security selection in health care. Solid picks among "other specialized" REITs also boosted the fund's relative performance. Favorable investment choices and an underweight in real estate services helped as well.
•The top individual relative contributor was an outsized stake in Ventas (+16%), one of our largest holdings. Timely positioning in CoStar Group (-7%) and comparatively light exposure to Realty Income (-1%) also proved advantageous.
•Notable changes in positioning include increased exposure to the self storage industry and a lower allocation to hotel & resort REITs.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Real Estate Investment Portfolio	10.28%	3.81%	6.15%
MSCI US IMI Real Estate 25/50 Linked Index	10.73%	1.64%	4.72%
S&P 500® Index	22.15%	15.00%	13.15%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$2,619,172,869
Number of Holdings	42
Total Advisory Fee	$14,405,798
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	38.2
Residential REITs	17.3
Industrial REITs	15.0
Retail REITs	12.8
Health Care REITs	8.2
Real Estate Management & Development	6.1
Hotel & Resort REITs	1.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	11.0
American Tower Corp	9.0
Equinix Inc	6.7
Ventas Inc	5.6
Public Storage Operating Co	5.4
Kimco Realty Corp	4.1
CBRE Group Inc Class A	4.0
NNN REIT Inc	3.6
Digital Realty Trust Inc	3.5
CubeSmart	3.4
56.3

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913431.100    303-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class C : FIRCX

This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 195	1.95%
What affected the Fund's performance this period?

•Investors in global real estate securities experienced fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to rate hike concerns but later rallying as hopes for rate cuts in 2024 grew. Market returns were weakened by a broadly stronger U.S. dollar.
•Against this backdrop, stock picks in Japan and the U.K. detracted from the fund's performance versus the benchmark for the fiscal year. By sector, an overweight among real estate development stocks hurt the most.
•The largest individual relative detractor was untimely positioning in Mitsui Fudosan (+56%), a stake we established this period. Outsized exposure to CK Asset Holdings (-30%), one of the fund's largest holdings, and an underweight in Vonovia (+36%) also hurt.
•In contrast, security selection in Asia Pacific ex Japan and Europe ex U.K. contributed to the fund's relative performance. Stock picking in the real estate development industry led the way among relative contributors on a sector basis.
•The top individual relative contributor was timely positioning in Sun Hung Kai Properties (-27%), an investment we established this period. Not owning Wharf Real Estate Investment, an index component that returned -52%, was another plus, as was a non-index stake in Arvida (+26%). This period we decreased our investment in Arvida.
•Notable changes in positioning include increased exposure to France and Australia. By industry, meaningful allocation shifts include decreased exposure to the diversified and integrated telecommunication services industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	-1.41%	-1.20%	1.87%
Class C	-0.42%	-1.20%	1.87%
FTSE® EPRA℠/NAREIT® Developed ex North America Index	4.45%	-2.64%	0.49%
MSCI EAFE Index	11.46%	7.58%	5.06%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$485,725,289
Number of Holdings	77
Total Advisory Fee	$3,520,499
Portfolio Turnover	84%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	34.6
Industrial REITs	15.7
Residential REITs	11.9
Specialized REITs	11.6
Health Care REITs	5.6
Retail REITs	3.6
Household Durables	2.9
Office REITs	2.0
Diversified REITs	1.5
Others	5.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	4.6
Prologis Inc	4.2
Nomura Real Estate Holdings Inc	3.7
National Storage REIT unit	3.5
Segro PLC	3.2
Advance Residence Investment Corp	2.9
Daiwa Securities Living Investment Corporation	2.9
Ingenia Communities Group unit	2.8
Arena REIT unit	2.7
CK Asset Holdings Ltd	2.6
33.1

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913456.100    1853-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® International Real Estate Fund Fidelity® International Real Estate Fund : FIREX

This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Real Estate Fund	$ 95	0.94%
What affected the Fund's performance this period?

•Investors in global real estate securities experienced fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to rate hike concerns but later rallying as hopes for rate cuts in 2024 grew. Market returns were weakened by a broadly stronger U.S. dollar.
•Against this backdrop, stock picks in Japan and the U.K. detracted from the fund's performance versus the benchmark for the fiscal year. By sector, an overweight among real estate development stocks hurt the most.
•The largest individual relative detractor was untimely positioning in Mitsui Fudosan (+56%), a stake we established this period. Outsized exposure to CK Asset Holdings (-30%), one of the fund's largest holdings, and an underweight in Vonovia (+36%) also hurt.
•In contrast, security selection in Asia Pacific ex Japan and Europe ex U.K. contributed to the fund's relative performance. Stock picking in the real estate development industry led the way among relative contributors on a sector basis.
•The top individual relative contributor was timely positioning in Sun Hung Kai Properties (-27%), an investment we established this period. Not owning Wharf Real Estate Investment, an index component that returned -52%, was another plus, as was a non-index stake in Arvida (+26%). This period we decreased our investment in Arvida.
•Notable changes in positioning include increased exposure to France and Australia. By industry, meaningful allocation shifts include decreased exposure to the diversified and integrated telecommunication services industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® International Real Estate Fund	0.60%	-0.16%	2.75%
FTSE® EPRA℠/NAREIT® Developed ex North America Index	4.45%	-2.64%	0.49%
MSCI EAFE Index	11.46%	7.58%	5.06%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$485,725,289
Number of Holdings	77
Total Advisory Fee	$3,520,499
Portfolio Turnover	84%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	34.6
Industrial REITs	15.7
Residential REITs	11.9
Specialized REITs	11.6
Health Care REITs	5.6
Retail REITs	3.6
Household Durables	2.9
Office REITs	2.0
Diversified REITs	1.5
Others	5.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	4.6
Prologis Inc	4.2
Nomura Real Estate Holdings Inc	3.7
National Storage REIT unit	3.5
Segro PLC	3.2
Advance Residence Investment Corp	2.9
Daiwa Securities Living Investment Corporation	2.9
Ingenia Communities Group unit	2.8
Arena REIT unit	2.7
CK Asset Holdings Ltd	2.6
33.1

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913454.100    1368-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class I : FIRIX

This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 91	0.91%
What affected the Fund's performance this period?

•Investors in global real estate securities experienced fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to rate hike concerns but later rallying as hopes for rate cuts in 2024 grew. Market returns were weakened by a broadly stronger U.S. dollar.
•Against this backdrop, stock picks in Japan and the U.K. detracted from the fund's performance versus the benchmark for the fiscal year. By sector, an overweight among real estate development stocks hurt the most.
•The largest individual relative detractor was untimely positioning in Mitsui Fudosan (+56%), a stake we established this period. Outsized exposure to CK Asset Holdings (-30%), one of the fund's largest holdings, and an underweight in Vonovia (+36%) also hurt.
•In contrast, security selection in Asia Pacific ex Japan and Europe ex U.K. contributed to the fund's relative performance. Stock picking in the real estate development industry led the way among relative contributors on a sector basis.
•The top individual relative contributor was timely positioning in Sun Hung Kai Properties (-27%), an investment we established this period. Not owning Wharf Real Estate Investment, an index component that returned -52%, was another plus, as was a non-index stake in Arvida (+26%). This period we decreased our investment in Arvida.
•Notable changes in positioning include increased exposure to France and Australia. By industry, meaningful allocation shifts include decreased exposure to the diversified and integrated telecommunication services industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	0.64%	-0.11%	2.83%
FTSE® EPRA℠/NAREIT® Developed ex North America Index	4.45%	-2.64%	0.49%
MSCI EAFE Index	11.46%	7.58%	5.06%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$485,725,289
Number of Holdings	77
Total Advisory Fee	$3,520,499
Portfolio Turnover	84%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	34.6
Industrial REITs	15.7
Residential REITs	11.9
Specialized REITs	11.6
Health Care REITs	5.6
Retail REITs	3.6
Household Durables	2.9
Office REITs	2.0
Diversified REITs	1.5
Others	5.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	4.6
Prologis Inc	4.2
Nomura Real Estate Holdings Inc	3.7
National Storage REIT unit	3.5
Segro PLC	3.2
Advance Residence Investment Corp	2.9
Daiwa Securities Living Investment Corporation	2.9
Ingenia Communities Group unit	2.8
Arena REIT unit	2.7
CK Asset Holdings Ltd	2.6
33.1

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913458.100    1855-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class Z : FIKLX

This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 79	0.79%
What affected the Fund's performance this period?

•Investors in global real estate securities experienced fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to rate hike concerns but later rallying as hopes for rate cuts in 2024 grew. Market returns were weakened by a broadly stronger U.S. dollar.
•Against this backdrop, stock picks in Japan and the U.K. detracted from the fund's performance versus the benchmark for the fiscal year. By sector, an overweight among real estate development stocks hurt the most.
•The largest individual relative detractor was untimely positioning in Mitsui Fudosan (+56%), a stake we established this period. Outsized exposure to CK Asset Holdings (-30%), one of the fund's largest holdings, and an underweight in Vonovia (+36%) also hurt.
•In contrast, security selection in Asia Pacific ex Japan and Europe ex U.K. contributed to the fund's relative performance. Stock picking in the real estate development industry led the way among relative contributors on a sector basis.
•The top individual relative contributor was timely positioning in Sun Hung Kai Properties (-27%), an investment we established this period. Not owning Wharf Real Estate Investment, an index component that returned -52%, was another plus, as was a non-index stake in Arvida (+26%). This period we decreased our investment in Arvida.
•Notable changes in positioning include increased exposure to France and Australia. By industry, meaningful allocation shifts include decreased exposure to the diversified and integrated telecommunication services industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	0.78%	0.00%	1.61%
FTSE® EPRA℠/NAREIT® Developed ex North America Index	4.45%	-2.64%	-0.96%
MSCI EAFE Index	11.46%	7.58%	6.33%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$485,725,289
Number of Holdings	77
Total Advisory Fee	$3,520,499
Portfolio Turnover	84%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	34.6
Industrial REITs	15.7
Residential REITs	11.9
Specialized REITs	11.6
Health Care REITs	5.6
Retail REITs	3.6
Household Durables	2.9
Office REITs	2.0
Diversified REITs	1.5
Others	5.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	4.6
Prologis Inc	4.2
Nomura Real Estate Holdings Inc	3.7
National Storage REIT unit	3.5
Segro PLC	3.2
Advance Residence Investment Corp	2.9
Daiwa Securities Living Investment Corporation	2.9
Ingenia Communities Group unit	2.8
Arena REIT unit	2.7
CK Asset Holdings Ltd	2.6
33.1

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913459.100    3301-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class M : FIRTX

This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 145	1.45%
What affected the Fund's performance this period?

•Investors in global real estate securities experienced fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to rate hike concerns but later rallying as hopes for rate cuts in 2024 grew. Market returns were weakened by a broadly stronger U.S. dollar.
•Against this backdrop, stock picks in Japan and the U.K. detracted from the fund's performance versus the benchmark for the fiscal year. By sector, an overweight among real estate development stocks hurt the most.
•The largest individual relative detractor was untimely positioning in Mitsui Fudosan (+56%), a stake we established this period. Outsized exposure to CK Asset Holdings (-30%), one of the fund's largest holdings, and an underweight in Vonovia (+36%) also hurt.
•In contrast, security selection in Asia Pacific ex Japan and Europe ex U.K. contributed to the fund's relative performance. Stock picking in the real estate development industry led the way among relative contributors on a sector basis.
•The top individual relative contributor was timely positioning in Sun Hung Kai Properties (-27%), an investment we established this period. Not owning Wharf Real Estate Investment, an index component that returned -52%, was another plus, as was a non-index stake in Arvida (+26%). This period we decreased our investment in Arvida.
•Notable changes in positioning include increased exposure to France and Australia. By industry, meaningful allocation shifts include decreased exposure to the diversified and integrated telecommunication services industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	-3.36%	-1.40%	1.83%
Class M (without 3.50% sales charge)	0.15%	-0.69%	2.19%
FTSE® EPRA℠/NAREIT® Developed ex North America Index	4.45%	-2.64%	0.49%
MSCI EAFE Index	11.46%	7.58%	5.06%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$485,725,289
Number of Holdings	77
Total Advisory Fee	$3,520,499
Portfolio Turnover	84%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	34.6
Industrial REITs	15.7
Residential REITs	11.9
Specialized REITs	11.6
Health Care REITs	5.6
Retail REITs	3.6
Household Durables	2.9
Office REITs	2.0
Diversified REITs	1.5
Others	5.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	4.6
Prologis Inc	4.2
Nomura Real Estate Holdings Inc	3.7
National Storage REIT unit	3.5
Segro PLC	3.2
Advance Residence Investment Corp	2.9
Daiwa Securities Living Investment Corporation	2.9
Ingenia Communities Group unit	2.8
Arena REIT unit	2.7
CK Asset Holdings Ltd	2.6
33.1

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913457.100    1854-TSRA-0924

Item 2.

Code of Ethics

As of the end of the period, July 31, 2024, Fidelity Select Portfolios (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity International Real Estate Fund and Fidelity Real Estate Investment Portfolio (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Real Estate Fund	$43,600	$-	$9,700	$1,100
Fidelity Real Estate Investment Portfolio	$38,000	$-	$9,100	$1,000

July 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Real Estate Fund	$43,800	$-	$9,200	$1,100
Fidelity Real Estate Investment Portfolio	$38,100	$-	$8,600	$1,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2024A	July 31, 2023A
Audit-Related Fees	$200,000	$80,000
Tax Fees	$-	$-
All Other Fees	$1,929,500	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2024A	July 31, 2023A
Deloitte Entities	$4,969,400	$3,317,900

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® International Real Estate Fund

Annual Report
July 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® International Real Estate Fund
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks - 94.6%
	Shares	Value ($)
Australia - 12.6%
Abacus Storage King	8,002,513	6,672,385
Arena (REIT) unit	5,107,440	12,892,440
Goodman Group unit	476,443	10,936,103
Ingenia Communities Group unit	3,913,319	13,435,354
National Storage REIT unit	10,644,872	17,194,199
TOTAL AUSTRALIA		61,130,481
Belgium - 2.6%
Inclusio SA	241,840	3,755,845
Montea SICAFI SCA	56,089	4,862,256
Warehouses de Pauw	146,679	3,981,283
TOTAL BELGIUM		12,599,384
Brazil - 0.4%
LOG Commercial Properties e Participacoes SA	469,300	1,803,803
Canada - 0.8%
Sienna Senior Living, Inc. (a)	227,800	2,560,719
StorageVault Canada, Inc. (a)	338,800	1,150,887
TOTAL CANADA		3,711,606
France - 4.8%
ARGAN SA	102,604	8,383,760
Mercialys SA	269,300	3,418,708
Unibail-Rodamco-Westfield NV	151,500	11,362,489
TOTAL FRANCE		23,164,957
Germany - 3.8%
Instone Real Estate Group BV (a)(b)	380,243	3,884,730
LEG Immobilien AG (a)	88,877	7,777,692
TAG Immobilien AG (c)	450,800	6,805,902
TOTAL GERMANY		18,468,324
Greece - 0.2%
Trade Estates Real Estate Investment SA	434,406	767,262
Hong Kong - 6.2%
CK Asset Holdings Ltd.	3,198,000	12,238,837
Great Eagle Holdings Ltd. (a)	4,651,541	6,334,743
Link (REIT)	147,800	624,279
Magnificent Hotel Investment Ltd. (c)	140,513,000	1,348,864
Sun Hung Kai Properties Ltd.	138,500	1,199,206
Sunevision Holdings Ltd.	3,331,000	1,172,459
Tai Cheung Holdings Ltd.	13,752,116	5,544,605
Wing Tai Properties Ltd.	5,298,000	1,417,257
TOTAL HONG KONG		29,880,250
Ireland - 1.2%
Glenveagh Properties PLC (b)(c)	551,259	820,922
Irish Residential Properties REIT PLC	4,927,200	4,905,865
TOTAL IRELAND		5,726,787
Israel - 0.1%
Azorim Investment Development & Construction Co. Ltd. (c)	137,200	621,327
Italy - 1.0%
Infrastrutture Wireless Italiane SpA (b)	428,400	4,766,177
Japan - 22.6%
Advance Residence Investment Corp. (a)	6,750	14,193,451
Daiwa Securities Living Invest	20,451	13,911,130
Goldcrest Co. Ltd.	52,000	1,003,171
Health Care & Medical Investment Corp. (a)	14,587	12,113,233
Japan Logistics Fund, Inc. (a)	3,667	6,271,389
JTOWER, Inc. (c)	113,447	1,229,852
Katitas Co. Ltd.	451,300	5,660,644
Kyoritsu Maintenance Co. Ltd.	64,700	1,262,213
Mitsubishi Estate Co. Ltd.	267,300	4,555,845
Mitsui Fudosan Co. Ltd.	559,600	5,797,378
Mitsui Fudosan Logistics Park, Inc. (a)	2,317	6,534,712
Nomura Real Estate Holdings, Inc.	626,200	17,727,807
Sekisui House Ltd. (a)	281,900	7,063,384
Sumitomo Realty & Development Co. Ltd.	69,900	2,310,387
Tosei Corp.	616,800	10,363,376
TOTAL JAPAN		109,997,972
Netherlands - 0.2%
CTP BV (b)	55,308	966,093
New Zealand - 0.9%
Arvida Group Ltd.	3,298,007	3,179,750
Stride Property Group unit	1,656,732	1,262,085
TOTAL NEW ZEALAND		4,441,835
Singapore - 8.4%
Digital Core (REIT)	374,700	213,579
Parkway Life REIT	3,808,600	10,342,798
Singapore Land Group Ltd.	6,125,000	8,110,459
Wing Tai Holdings Ltd.	21,850,581	22,231,455
TOTAL SINGAPORE		40,898,291
Spain - 4.1%
Aedas Homes SAU (b)	193,900	4,857,988
Arima Real Estate SOCIMI SA (c)	1,036,442	9,399,757
Cellnex Telecom SA (b)	35,010	1,221,035
Lar Espana Real Estate Socimi SA	132,885	1,170,652
Neinor Homes SLU (b)	247,900	3,487,767
TOTAL SPAIN		20,137,199
Sweden - 5.4%
Heba Fastighets AB (B Shares)	2,725,243	8,321,392
Hemnet Group AB	78,500	2,901,272
Nyfosa AB	1,157,700	11,837,313
Swedish Logistic Property AB (c)	947,421	3,361,782
TOTAL SWEDEN		26,421,759
United Kingdom - 13.4%
Assura PLC	8,935,700	4,675,327
Berkeley Group Holdings PLC	37,400	2,441,562
Big Yellow Group PLC	785,600	12,220,130
Grainger Trust PLC	2,159,922	6,691,817
Harworth Group PLC	631,497	1,347,623
Helical PLC	56,993	164,119
Londonmetric Properity PLC	2,525,336	6,538,342
Rightmove PLC	339,000	2,511,088
Safestore Holdings PLC	229,103	2,375,331
Segro PLC	1,299,270	15,296,393
Unite Group PLC	903,511	11,069,177
TOTAL UNITED KINGDOM		65,330,909
United States of America - 5.9%
Airbnb, Inc. Class A (c)	24,300	3,391,308
Equinix, Inc.	6,500	5,136,560
Prologis, Inc.	161,500	20,357,075
TOTAL UNITED STATES OF AMERICA		28,884,943
TOTAL COMMON STOCKS (Cost $461,122,976)		459,719,359

Money Market Funds - 11.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	20,397,284	20,401,364
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	35,455,829	35,459,374
TOTAL MONEY MARKET FUNDS (Cost $55,860,738)		55,860,738

TOTAL INVESTMENT IN SECURITIES - 106.1% (Cost $516,983,714)	515,580,097
NET OTHER ASSETS (LIABILITIES) - (6.1)%	(29,854,808)
NET ASSETS - 100.0%	485,725,289

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,004,712 or 4.1% of net assets.

(c)	Non-income producing
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	11,696,031	215,711,188	207,005,999	382,395	144	-	20,401,364	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	6,931,294	167,107,428	138,579,348	76,560	-	-	35,459,374	0.2%
Total	18,627,325	382,818,616	345,585,347	458,955	144	-	55,860,738

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	12,629,424	11,408,389	1,221,035	-
Consumer Discretionary	20,437,347	10,932,401	9,504,946	-
Health Care	5,740,469	5,740,469	-	-
Information Technology	1,172,459	1,172,459	-	-
Real Estate	419,739,660	405,876,844	13,862,816	-

Money Market Funds	55,860,738	55,860,738	-	-
Total Investments in Securities:	515,580,097	490,991,300	24,588,797	-
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value (including securities loaned of $33,737,512) - See accompanying schedule:
Unaffiliated issuers (cost $461,122,976)	$459,719,359
Fidelity Central Funds (cost $55,860,738)	55,860,738

Total Investment in Securities (cost $516,983,714)		$515,580,097
Foreign currency held at value (cost $591,912)		591,912
Receivable for investments sold		10,506,913
Receivable for fund shares sold		26,010
Dividends receivable		2,113,390
Reclaims receivable		1,604,420
Distributions receivable from Fidelity Central Funds		49,623
Prepaid expenses		452
Other receivables		1,557
Total assets		530,474,374
Liabilities
Payable for investments purchased	$8,563,635
Payable for fund shares redeemed	342,293
Accrued management fee	308,213
Distribution and service plan fees payable	3,997
Other payables and accrued expenses	71,573
Collateral on securities loaned	35,459,374
Total liabilities		44,749,085
Net Assets		$485,725,289
Net Assets consist of:
Paid in capital		$677,196,721
Total accumulated earnings (loss)		(191,471,432)
Net Assets		$485,725,289

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($11,353,341 ÷ 1,136,840 shares)(a)		$9.99
Maximum offering price per share (100/94.25 of $9.99)		$10.60
Class M :
Net Asset Value and redemption price per share ($1,660,719 ÷ 167,779 shares)(a)		$9.90
Maximum offering price per share (100/96.50 of $9.90)		$10.26
Class C :
Net Asset Value and offering price per share ($1,208,905 ÷ 124,572 shares)(a)		$9.70
International Real Estate :
Net Asset Value, offering price and redemption price per share ($167,627,337 ÷ 16,523,778 shares)		$10.14
Class I :
Net Asset Value, offering price and redemption price per share ($38,799,991 ÷ 3,847,876 shares)		$10.08
Class Z :
Net Asset Value, offering price and redemption price per share ($265,074,996 ÷ 26,357,343 shares)		$10.06
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends		$18,802,954
Non-Cash dividends		1,540,370
Income from Fidelity Central Funds (including $76,560 from security lending)		458,955
Income before foreign taxes withheld		$20,802,279
Less foreign taxes withheld		(1,373,918)
Total income		19,428,361
Expenses
Management fee	$3,552,756
Transfer agent fees	380,300
Distribution and service plan fees	50,023
Accounting fees	145,883
Custodian fees and expenses	68,667
Independent trustees' fees and expenses	2,526
Registration fees	93,787
Audit fees	74,125
Legal	488
Interest	17,312
Miscellaneous	9,697
Total expenses before reductions	4,395,564
Expense reductions	(34,335)
Total expenses after reductions		4,361,229
Net Investment income (loss)		15,067,132
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(24,020,621)
Fidelity Central Funds	144
Foreign currency transactions	(252,215)
Total net realized gain (loss)		(24,272,692)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	9,772,501
Assets and liabilities in foreign currencies	35,906
Total change in net unrealized appreciation (depreciation)		9,808,407
Net gain (loss)		(14,464,285)
Net increase (decrease) in net assets resulting from operations		$602,847
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,067,132	$14,162,941
Net realized gain (loss)	(24,272,692)	(140,724,118)
Change in net unrealized appreciation (depreciation)	9,808,407	27,253,459
Net increase (decrease) in net assets resulting from operations	602,847	(99,307,718)
Distributions to shareholders	(10,710,496)	(31,353,019)

Share transactions - net increase (decrease)	(66,075,665)	(152,565,247)
Total increase (decrease) in net assets	(76,183,314)	(283,225,984)

Net Assets
Beginning of period	561,908,603	845,134,587
End of period	$485,725,289	$561,908,603

Financial Highlights
Fidelity Advisor® International Real Estate Fund Class A

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$11.88	$14.84	$11.74	$12.14
Income from Investment Operations
Net investment income (loss) A,B	.26	.19	.18	.22	.17
Net realized and unrealized gain (loss)	(.23)	(1.52)	(2.39)	3.08	.05
Total from investment operations	.03	(1.33)	(2.21)	3.30	.22
Distributions from net investment income	(.16)	(.03)	(.52)	(.20)	(.24)
Distributions from net realized gain	-	(.40)	(.23)	-	(.38)
Total distributions	(.16)	(.43)	(.75)	(.20)	(.62)
Net asset value, end of period	$9.99	$10.12	$11.88	$14.84	$11.74
Total Return C,D	.37%	(11.35)%	(15.76)%	28.46%	1.71%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.22%	1.25%	1.23%	1.23%	1.27%
Expenses net of fee waivers, if any	1.20%	1.20%	1.22%	1.23%	1.27%
Expenses net of all reductions	1.20%	1.19%	1.22%	1.23%	1.26%
Net investment income (loss)	2.70%	1.91%	1.33%	1.66%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$11,353	$12,875	$16,274	$17,071	$11,710
Portfolio turnover rate G	84%	52%	47%	37%	69%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® International Real Estate Fund Class M

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.01	$11.76	$14.71	$11.64	$12.02
Income from Investment Operations
Net investment income (loss) A,B	.23	.17	.14	.18	.13
Net realized and unrealized gain (loss)	(.22)	(1.52)	(2.37)	3.05	.05
Total from investment operations	.01	(1.35)	(2.23)	3.23	.18
Distributions from net investment income	(.12)	-	(.49)	(.16)	(.18)
Distributions from net realized gain	-	(.40)	(.23)	-	(.38)
Total distributions	(.12)	(.40)	(.72)	(.16)	(.56)
Net asset value, end of period	$9.90	$10.01	$11.76	$14.71	$11.64
Total Return C,D	.15%	(11.60)%	(16.01)%	28.08%	1.41%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.47%	1.52%	1.53%	1.55%	1.59%
Expenses net of fee waivers, if any	1.45%	1.45%	1.51%	1.55%	1.58%
Expenses net of all reductions	1.45%	1.43%	1.51%	1.54%	1.58%
Net investment income (loss)	2.45%	1.66%	1.04%	1.34%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$1,661	$1,967	$2,804	$3,488	$2,976
Portfolio turnover rate G	84%	52%	47%	37%	69%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® International Real Estate Fund Class C

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.75	$11.52	$14.43	$11.43	$11.80
Income from Investment Operations
Net investment income (loss) A,B	.18	.11	.07	.11	.07
Net realized and unrealized gain (loss)	(.22)	(1.48)	(2.32)	3.00	.04
Total from investment operations	(.04)	(1.37)	(2.25)	3.11	.11
Distributions from net investment income	(.01)	-	(.43)	(.11)	(.10)
Distributions from net realized gain	-	(.40)	(.23)	-	(.38)
Total distributions	(.01)	(.40)	(.66)	(.11)	(.48)
Net asset value, end of period	$9.70	$9.75	$11.52	$14.43	$11.43
Total Return C,D	(.42) %	(12.03)%	(16.40)%	27.44%	.85%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.97%	2.02%	2.02%	2.05%	2.04%
Expenses net of fee waivers, if any	1.95%	1.95%	2.01%	2.05%	2.03%
Expenses net of all reductions	1.95%	1.94%	2.01%	2.04%	2.03%
Net investment income (loss)	1.95%	1.16%	.55%	.85%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$1,209	$1,487	$2,087	$3,036	$3,836
Portfolio turnover rate G	84%	52%	47%	37%	69%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® International Real Estate Fund

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$12.06	$15.04	$11.90	$12.31
Income from Investment Operations
Net investment income (loss) A,B	.29	.22	.22	.26	.20
Net realized and unrealized gain (loss)	(.24)	(1.55)	(2.42)	3.12	.05
Total from investment operations	.05	(1.33)	(2.20)	3.38	.25
Distributions from net investment income	(.19)	(.04)	(.54)	(.24)	(.28)
Distributions from net realized gain	-	(.40)	(.24)	-	(.38)
Total distributions	(.19)	(.45) C	(.78)	(.24)	(.66)
Net asset value, end of period	$10.14	$10.28	$12.06	$15.04	$11.90
Total Return D	.60%	(11.19)%	(15.50)%	28.83%	1.98%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.95%	.98%	.95%	.97%	1.00%
Expenses net of fee waivers, if any	.94%	.95%	.94%	.97%	1.00%
Expenses net of all reductions	.94%	.95%	.94%	.96%	.99%
Net investment income (loss)	2.95%	2.15%	1.61%	1.92%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$167,627	$223,674	$316,203	$360,653	$224,266
Portfolio turnover rate G	84%	52%	47%	37%	69%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® International Real Estate Fund Class I

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.22	$11.98	$14.94	$11.83	$12.23
Income from Investment Operations
Net investment income (loss) A,B	.29	.22	.22	.27	.21
Net realized and unrealized gain (loss)	(.24)	(1.54)	(2.40)	3.09	.06
Total from investment operations	.05	(1.32)	(2.18)	3.36	.27
Distributions from net investment income	(.19)	(.04)	(.54)	(.25)	(.28)
Distributions from net realized gain	-	(.40)	(.24)	-	(.38)
Total distributions	(.19)	(.44)	(.78)	(.25)	(.67) C
Net asset value, end of period	$10.08	$10.22	$11.98	$14.94	$11.83
Total Return D	.64%	(11.15)%	(15.46)%	28.83%	2.09%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.92%	.92%	.92%	.90%	.93%
Expenses net of fee waivers, if any	.91%	.91%	.91%	.90%	.93%
Expenses net of all reductions	.91%	.91%	.91%	.90%	.92%
Net investment income (loss)	2.99%	2.19%	1.64%	1.99%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$38,800	$58,592	$95,002	$290,807	$145,964
Portfolio turnover rate G	84%	52%	47%	37%	69%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® International Real Estate Fund Class Z

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$11.97	$14.93	$11.82	$12.25
Income from Investment Operations
Net investment income (loss) A,B	.30	.23	.23	.28	.22
Net realized and unrealized gain (loss)	(.23)	(1.53)	(2.39)	3.09	.05
Total from investment operations	.07	(1.30)	(2.16)	3.37	.27
Distributions from net investment income	(.22)	(.06)	(.55)	(.26)	(.32)
Distributions from net realized gain	-	(.40)	(.25)	-	(.38)
Total distributions	(.22)	(.46)	(.80)	(.26)	(.70)
Net asset value, end of period	$10.06	$10.21	$11.97	$14.93	$11.82
Total Return C	.78%	(11.01)%	(15.35)%	28.99%	2.12%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.80%	.80%	.79%	.81%	.83%
Expenses net of fee waivers, if any	.79%	.80%	.79%	.81%	.83%
Expenses net of all reductions	.79%	.80%	.79%	.81%	.82%
Net investment income (loss)	3.11%	2.30%	1.76%	2.08%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$265,075	$263,313	$412,765	$324,228	$110,808
Portfolio turnover rate F	84%	52%	47%	37%	69%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended July 31, 2024

1. Organization.
Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Real Estate, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$41,532,873
Gross unrealized depreciation	(47,356,392)
Net unrealized appreciation (depreciation)	$(5,823,519)
Tax Cost	$521,403,616

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$12,040,926
Capital loss carryforward	$(197,745,984)
Net unrealized appreciation (depreciation) on securities and other investments	$(5,766,377)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(53,124,096)
Long-term	(144,621,889)
Total capital loss carryforward	$(197,745,985)

The tax character of distributions paid was as follows:

	July 31, 2024	July 31, 2023
Ordinary Income	$10,710,496	$3,356,620
Long-term Capital Gains	-	27,996,399
Total	$10,710,496	$31,353,019
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Real Estate Fund	409,793,136	485,027,184
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.88
Class C	.88
International Real Estate	.88
Class I	.84
Class Z	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
International Real Estate	.83
Class I	.84
Class Z	.72

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	28,801	21,629
Class M	.25%	.25%	8,610	2,382
Class C	.75%	.25%	12,612	10,319
			50,023	34,330

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	4,591
Class M	104
Class CA	13
4,708

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.2000
Class C	.2000
International Real Estate	.2000
Class I	.1587
Class Z	.0420

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	15,567.23
Class M	2,366.23
Class C	1,750.23
International Real Estate	257,796.22
Class I	42,539.16
Class Z	60,282.04
	380,300

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity International Real Estate Fund	.0487

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Real Estate Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Real Estate Fund	336

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity International Real Estate Fund	Borrower	5,885,895	5.57%	17,312

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Real Estate Fund	7,248,579	9,762,613	(628,892)

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity International Real Estate Fund	847
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Real Estate Fund	8,292	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through November 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.20%	1,591
Class M	1.45%	260
Class C	1.95%	178
International Real Estate	.95%	-
Class I	.95%	-
Class Z	.80%	-
		2,029
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)
Class A	23
Class M	24
Class C	2
49

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $32,257.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended July 31, 2024	Year ended July 31, 2023
Fidelity International Real Estate Fund
Distributions to shareholders
Class A	$197,335	$589,083
Class M	22,744	95,765
Class C	1,260	71,168
International Real Estate	3,991,533	11,787,000
Class I	968,390	3,502,573
Class Z	5,529,234	15,307,430
Total	$10,710,496	$31,353,019
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2024	Year ended July 31, 2023
Fidelity International Real Estate Fund
Class A
Shares sold	149,127	220,957	$1,428,737	$2,249,865
Reinvestment of distributions	20,416	54,508	193,428	575,600
Shares redeemed	(305,525)	(372,948)	(2,917,719)	(3,743,643)
Net increase (decrease)	(135,982)	(97,483)	$(1,295,554)	$(918,178)
Class M
Shares sold	7,276	12,145	$68,938	$122,424
Reinvestment of distributions	2,419	9,147	22,744	95,765
Shares redeemed	(38,417)	(63,311)	(358,657)	(621,719)
Net increase (decrease)	(28,722)	(42,019)	$(266,975)	$(403,530)
Class C
Shares sold	24,850	38,043	$230,021	$370,214
Reinvestment of distributions	135	6,950	1,260	71,168
Shares redeemed	(52,923)	(73,601)	(491,721)	(715,903)
Net increase (decrease)	(27,938)	(28,608)	$(260,440)	$(274,521)
International Real Estate
Shares sold	3,126,185	4,016,231	$30,245,628	$41,915,010
Reinvestment of distributions	376,168	1,034,325	3,615,993	11,077,624
Shares redeemed	(8,729,414)	(9,529,052)	(84,573,131)	(97,458,769)
Net increase (decrease)	(5,227,061)	(4,478,496)	$(50,711,510)	$(44,466,135)
Class I
Shares sold	1,040,396	2,326,816	$9,949,967	$23,438,582
Reinvestment of distributions	96,829	318,645	924,857	3,390,384
Shares redeemed	(3,021,341)	(4,845,879)	(28,769,275)	(48,317,844)
Net increase (decrease)	(1,884,116)	(2,200,418)	$(17,894,451)	$(21,488,878)
Class Z
Shares sold	7,081,914	9,920,994	$67,663,154	$99,887,715
Reinvestment of distributions	531,173	1,117,458	5,058,654	11,856,230
Shares redeemed	(7,053,105)	(19,736,894)	(68,368,543)	(196,757,950)
Net increase (decrease)	559,982	(8,698,442)	$4,353,265	$(85,014,005)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity International Real Estate Fund	16%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and the Shareholders of Fidelity International Real Estate Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity International Real Estate Fund (the "Fund"), a fund of Fidelity Select Portfolios, including the schedule of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 12, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $260,820 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Class C designates 1% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 100% and 73.46%; Class M designates 100% and 95.69%; Class C designates 0% and 100%; International Real Estate designates 100% and 61.73%; Class I designates 100% and 60.66%; and Class Z designates 99.09% and 55.79%; of each dividend distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 0% and 2.33%; Class M designates 0% and 3.03%; Class C designates 0% and 0%; International Real Estate designates 0% and 1.96%; Class I designates 0% and 1.92%; and Class Z designates 0.05% and 1.77%; of the dividends distributed in September and December 2023, respectively during the fiscal year as a section 199A dividend.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Real Estate Fund
Class A	09/11/2023	$0.1264	$0.0137
	12/11/2023	$0.0443	$0.0084
Class M	09/11/2023	$0.0987	$0.0137
	12/11/2023	$0.0340	$0.0084
Class C	09/11/2023	$0.0000	$0.0000
	12/11/2023	$0.0163	$0.0084
International Real Estate	09/11/2023	$0.1492	$0.0137
	12/11/2023	$0.0527	$0.0084
Class I	09/11/2023	$0.1511	$0.0137
	12/11/2023	$0.0537	$0.0084
Class Z	09/11/2023	$0.1673	$0.0137
	12/11/2023	$0.0583	$0.0084

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity International Real Estate Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended February 29, 2024, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board noted that the fund has a management fee structure that covers expenses for services beyond portfolio management and further noted that Fidelity believes that total expense ratio comparisons are more useful in this context.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.20%, 1.45%, 1.95%, 0.95%, 0.80%, and 0.95% through November 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.801328.119
IRE-ANN-0924
Fidelity® Real Estate Investment Portfolio

Annual Report
July 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Real Estate Investment Portfolio
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($) (000s)
Equity Real Estate Investment Trusts (REITs) - 92.8%
REITs - Apartments - 13.4%
American Homes 4 Rent Class A	1,483,200	53,529
Camden Property Trust (SBI)	247,900	27,455
Equity Residential (SBI)	1,023,000	71,231
Invitation Homes, Inc.	1,141,600	40,264
Mid-America Apartment Communities, Inc.	511,000	71,422
UDR, Inc.	2,148,941	86,108
		350,009
REITs - Diversified - 15.8%
Crown Castle, Inc.	629,800	69,328
Digital Realty Trust, Inc.	612,300	91,533
Elme Communities (SBI)	694,700	11,435
Equinix, Inc.	222,100	175,512
Lamar Advertising Co. Class A	275,300	32,997
SBA Communications Corp. Class A	153,083	33,608
		414,413
REITs - Health Care - 8.2%
Ventas, Inc.	2,706,554	147,345
Welltower, Inc.	609,840	67,845
		215,190
REITs - Hotels - 1.4%
DiamondRock Hospitality Co.	2,841,100	23,382
Ryman Hospitality Properties, Inc.	135,600	13,629
		37,011
REITs - Industrial Buildings - 1.1%
STAG Industrial, Inc.	671,300	27,396
REITs - Management/Investment - 13.2%
American Tower Corp.	1,064,100	234,528
NNN (REIT), Inc.	2,120,500	95,189
Weyerhaeuser Co.	540,000	17,150
		346,867
REITs - Manufactured Homes - 3.4%
Equity Lifestyle Properties, Inc.	158,974	10,918
Sun Communities, Inc.	622,063	78,834
		89,752
REITs - Regional Malls - 0.7%
Tanger, Inc.	586,500	16,950
REITs - Shopping Centers - 8.5%
Acadia Realty Trust (SBI)	149,516	3,236
Kimco Realty Corp.	4,795,390	104,204
Phillips Edison & Co., Inc.	627,600	22,029
Regency Centers Corp.	392,900	26,458
SITE Centers Corp.	1,980,100	30,593
Urban Edge Properties	1,826,000	37,068
		223,588
REITs - Single Tenant - 0.8%
Four Corners Property Trust, Inc.	775,200	21,039
REITs - Storage - 12.3%
CubeSmart	1,863,800	88,680
Extra Space Storage, Inc.	303,340	48,419
Iron Mountain, Inc.	434,500	44,562
Public Storage Operating Co.	478,500	141,598
		323,259
REITs - Warehouse/Industrial - 14.0%
Americold Realty Trust	1,375,700	41,120
Lineage, Inc.	180,300	15,845
Prologis, Inc.	2,279,215	287,294
Terreno Realty Corp.	310,000	21,207
		365,466
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,430,940
Real Estate Management & Development - 6.1%
Real Estate Services - 6.1%
CBRE Group, Inc. (a)	937,200	105,632
Compass, Inc. (a)	3,300,000	14,487
CoStar Group, Inc. (a)	510,000	39,790
		159,909
TOTAL COMMON STOCKS (Cost $1,764,747)		2,590,849

Money Market Funds - 1.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (b) (Cost $27,028)	27,022,731	27,028

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,791,775)	2,617,877
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,296
NET ASSETS - 100.0%	2,619,173

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	91,636	382,847	447,456	2,188	1	-	27,028	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	44,244	164,218	208,462	20	-	-	-	0.0%
Total	135,880	547,065	655,918	2,208	1	-	27,028

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	2,590,849	2,590,849	-	-

Money Market Funds	27,028	27,028	-	-
Total Investments in Securities:	2,617,877	2,617,877	-	-
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024 Amounts in thousands (except per-share amount)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,764,747)	$2,590,849
Fidelity Central Funds (cost $27,028)	27,028

Total Investment in Securities (cost $1,791,775)		$2,617,877
Receivable for investments sold		7,544
Receivable for fund shares sold		1,709
Dividends receivable		1,537
Distributions receivable from Fidelity Central Funds		121
Prepaid expenses		3
Other receivables		1,140
Total assets		2,629,931
Liabilities
Payable for investments purchased	$6,679
Payable for fund shares redeemed	2,081
Accrued management fee	1,358
Deferred trustees payable	540
Other payables and accrued expenses	100
Total liabilities		10,758
Net Assets		$2,619,173
Net Assets consist of:
Paid in capital		$1,761,203
Total accumulated earnings (loss)		857,970
Net Assets		$2,619,173
Net Asset Value, offering price and redemption price per share ($2,619,173 ÷ 65,251 shares)		$40.14
Statement of Operations
Year ended July 31, 2024 Amounts in thousands
Investment Income
Dividends		$78,359
Income from Fidelity Central Funds (including $20 from security lending)		2,208
Total income		80,567
Expenses
Management fee	$14,573
Transfer agent fees	2,617
Accounting fees	396
Custodian fees and expenses	27
Independent trustees' fees and expenses	13
Registration fees	41
Audit fees	55
Legal	2
Miscellaneous	59
Total expenses before reductions	17,783
Expense reductions	(167)
Total expenses after reductions		17,616
Net Investment income (loss)		62,951
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	40,825
Fidelity Central Funds	1
Total net realized gain (loss)		40,826
Change in net unrealized appreciation (depreciation) on investment securities		131,155
Net gain (loss)		171,981
Net increase (decrease) in net assets resulting from operations		$234,932
Statement of Changes in Net Assets

Amount in thousands	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,951	$75,941
Net realized gain (loss)	40,826	253,703
Change in net unrealized appreciation (depreciation)	131,155	(837,588)
Net increase (decrease) in net assets resulting from operations	234,932	(507,944)
Distributions to shareholders	(191,622)	(341,099)

Share transactions
Proceeds from sales of shares	168,716	258,410
Reinvestment of distributions	177,620	311,425
Cost of shares redeemed	(596,877)	(2,014,144)

Net increase (decrease) in net assets resulting from share transactions	(250,541)	(1,444,309)
Total increase (decrease) in net assets	(207,231)	(2,293,352)

Net Assets
Beginning of period	2,826,404	5,119,756
End of period	$2,619,173	$2,826,404

Other Information
Shares
Sold	4,605	6,336
Issued in reinvestment of distributions	4,913	7,602
Redeemed	(16,451)	(49,575)
Net increase (decrease)	(6,933)	(35,637)

Financial Highlights
Fidelity® Real Estate Investment Portfolio

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$39.16	$47.48	$50.45	$40.16	$45.62
Income from Investment Operations
Net investment income (loss) A,B	.90	.95	.72	.73	.93
Net realized and unrealized gain (loss)	2.78	(5.36)	(1.69)	11.34	(3.48)
Total from investment operations	3.68	(4.41)	(.97)	12.07	(2.55)
Distributions from net investment income	(.92)	(.75)	(.42)	(.75) C	(.87)
Distributions from net realized gain	(1.79)	(3.15)	(1.58)	(1.02) C	(2.04)
Total distributions	(2.70) D	(3.91) D	(2.00)	(1.78) D	(2.91)
Net asset value, end of period	$40.14	$39.16	$47.48	$50.45	$40.16
Total Return E	10.28%	(9.38)%	(2.22)%	31.46%	(6.15)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70%	.72%	.71%	.73%	.74%
Expenses net of fee waivers, if any	.69%	.72%	.71%	.73%	.74%
Expenses net of all reductions	.69%	.72%	.71%	.72%	.73%
Net investment income (loss)	2.47%	2.38%	1.47%	1.74%	2.19%
Supplemental Data
Net assets, end of period (in millions)	$2,619	$2,826	$5,120	$5,732	$4,213
Portfolio turnover rate H	34%	13%	18%	35%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended July 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Real Estate Investment Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and deferred trustees payable, as applicable.

Fidelity Real Estate Investment Portfolio	$540

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$841,010
Gross unrealized depreciation	(24,391)
Net unrealized appreciation (depreciation)	$816,619
Tax Cost	$1,801,258

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$15,800
Undistributed long-term capital gain	$25,891
Net unrealized appreciation (depreciation) on securities and other investments	$816,619

The tax character of distributions paid was as follows:

	July 31, 2024	July 31, 2023
Ordinary Income	$64,359	$61,285
Long-term Capital Gains	127,263	279,814
Total	$191,622	$341,099
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Investment Portfolio	863,265	1,168,350
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Real Estate Investment Portfolio	.69

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Real Estate Investment Portfolio	.64

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees were a fixed annual rate of average net assets of .1687%.

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to account size and type of account.

For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the annualized rate of .17% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Real Estate Investment Portfolio	.0259

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Real Estate Investment Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Real Estate Investment Portfolio	20

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Real Estate Investment Portfolio	20,896	53,120	(9,685)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Real Estate Investment Portfolio	4
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Real Estate Investment Portfolio	2	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $166.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and the Shareholders of Fidelity Real Estate Investment Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Investment Portfolio (the "Fund"), a fund of Fidelity Select Portfolios, including the schedule of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 12, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2024, $46,139,819, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.40% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,525,295 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 92.37%, 100%, and 100% of the dividends distributed in September, December, and June, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Real Estate Investment Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a fee based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the fund's pro forma management fee rate as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morninstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.700141.127
REA-ANN-0924

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	September 20, 2024